Long Term Rehabilitation Provision	12 Months Ended
Dec. 31, 2023
Long Term Rehabilitation Provision [Abstract]
Long term rehabilitation provision

24. Long term rehabilitation provision

	December 31,	December 31,
	2023	2022
	$	$
Asset retirement obligation provision	-	303,000

Lifezone’s exploration, development and future mining and processing activities are subject to various Tanzanian Government controls and regulations relating to protection of the environment, including requirements for the closure and reclamation of mining properties. Through the exploration and evaluation activities on Lifezone’s prospecting and mining properties, asset retirement obligations are incurred.

Lifezone expects to create provisions for the future cost of asset retirement and industry specific rehabilitation obligations on a discounted cash flow basis at the time of developing its mines and constructing and using related processing facilities. Asset retirement obligations represent the present value of future rehabilitation costs relating to prospecting and mining sites. Assumptions are made on the current and future economic environment, which management believes are a reasonable basis upon which to estimate future liabilities. These estimates are reviewed regularly to consider any material changes to the assumptions because of changes in laws and regulations, public expectations, costs, analysis of site conditions and changes in technology to restore the mine sites. However, actual asset retirement cost will ultimately depend upon future market prices for the necessary rehabilitation work required that will reflect market conditions at the relevant time.

Lifezone’s Environment and Geology Department conducted a survey in December 2023 of all the disturbed locations on its prospecting and mining licenses impacted by historic and recent exploration activities. The survey identified 48 exploration pads requiring environment restoration. These pads comprise 20 historic (pre Lifezone) exploration drilling sites that were partially rehabilitated in 2012, and areas cleared in the recent drilling program and 28 sites impacted by recent hydrogeological activities (water drilling).

No areas were identified to be contaminated and rehabilitation work for areas with surface disturbance was initiated, including the planting of 2,000 native trees. The estimated expenses to rehabilitate the entire area is estimated to cost circa $5,000. The rehabilitation activities have commenced, will be completed by May 2024 and the amount is considered immaterial.

Following this assessment Lifezone’s Tanzanian subsidiary, Kabanga Nickel Company Limited, released its rehabilitation provision of $303,000 via the statements of comprehensive loss.